RESTRICTED CASH AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH AND SHORT TERM INVESTMENTS [Abstract]
RESTRICTED CASH AND SHORT-TERM INVESTMENTS
17. RESTRICTED CASH AND SHORT-TERM INVESTMENTS

The Partnership's short-term restricted cash and investment balances in respect of its debt and lease obligations are as follows:

(in thousands of $)	2012	2011
Total security lease deposits for lease obligations	5,398	5,246
Restricted cash relating to the Golar Freeze facility (see note 21)	8,994	9,012
Restricted cash relating to the Mazo facility (see note 21)	11,034	10,254
Restricted cash relating to the NR Satu facility (see note 21)	5,474	—
	30,900	24,512

Restricted cash does not include minimum consolidated cash balances of $20 million required to be maintained as part of the financial covenants in some of the Partnership's loan facilities, as these amounts are included in "Cash and cash equivalents" (see note 21).

As of December 31, 2012 and 2011, the value of deposits used to obtain letters of credit to secure the obligations for the lease arrangements described in note 21 was $195.9 million and $190.5 million, respectively. These security deposits are referred to in these financial statements as restricted cash and earn interest based upon GBP LIBOR for the Methane Princess Lease.

The Partnership's restricted cash balances in respect of its lease obligations are as follows:

(in thousands of $)	2012	2011
Methane Princess Lease security deposits	150,913	145,508
Golar Grand Lease security deposits	45,008	45,008
Total security deposits for lease obligations	195,921	190,516
Included in short-term restricted cash and short-term investments	(5,398)	(5,246)
Long-term restricted cash	190,523	185,270